NOTE 24. Carrying amount of the performing and non-performing finance receivables (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Net investment in direct financing and sales-type leases	$ 234,952	$ 443,558
Accounts receivable	32,956	25,357
Total	267,908	468,915
Performing Financing Receivable
Net investment in direct financing and sales-type leases	234,952	443,558
Accounts receivable	3,025	5,909
Total	237,977	449,467
Nonperforming Financing Receivable
Net investment in direct financing and sales-type leases	0	0
Accounts receivable	29,931	19,448
Total	$ 29,931	$ 19,448